Loans and Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Loans and Leases
Note 5. Loans and Leases
The following table sets forth the composition of the loan portfolio at the dates indicated:

	March 31, 2021		December 31, 2020
(dollars in thousands)	Amount	Percent of Loans Held for Investment	Amount	Percent of Loans Held for Investment
Loans and Leases Held for Investment:
Mortgage Loans:
Multi-family	$32,195,256	74.77%	$32,236,385	75.28%
Commercial real estate	7,027,236	16.32	6,835,763	15.96
One-to-four family	208,108	0.48	235,989	0.55
Acquisition, development, and construction	115,947	0.27	89,790	0.21

Total mortgage loans held for investment (1)	39,546,547	91.84	$39,397,927	92.00

Other Loans:
Commercial and industrial	1,610,550	3.74	1,682,519	3.93
Lease financing, net of unearned income of $110,582 and $116,366, respectively	1,898,980	4.41	1,734,824	4.05

Total commercial and industrial loans (2)	3,509,530	8.15	3,417,343	7.98
Other	5,593	0.01	6,520	0.02

Total other loans held for investment (1)	3,515,123	8.16	3,423,863	8.00

Total loans and leases held for investment	$43,061,670	100.00%	$42,821,790	100.00%

Net deferred loan origination costs	63,469		61,808
Allowance for credit losses loans and leases	(197,758)		(194,043)

Total loans and leases held for investment, net	$42,927,381		$42,689,555
Loans held for sale (3)	141,435		117,136

Total loans and leases, net	$43,068,816		$42,806,691

(1)
Excludes accrued interest receivable of $219.0 million and $219.1 million at March 31, 2021 and December 31, 2020, respectively, which is included in other assets in the Consolidated Statements of Condition.

(2)
Includes specialty finance loans and leases of $3.2 billion and $3.0 billion, respectively, at March 31, 2021 and December 31, 2020, and other C&I loans of $350.8 million and $393.3 million, respectively, at March 31, 2021 and December 31, 2020.

(3)	Includes deferred loan origination fees of $3.8 million and $1.7 million at March 31, 2021 and December 31, 2020, respectively.
Loans Held for Investment
The majority of the loans the Company originates for investment are multi-family loans, most of which are collateralized by non-luxury
apartment buildings in New York City with rent-regulated units and below-market rents. In addition, the Company originates CRE loans, most of which are collateralized by income-producing properties such as office buildings, retail centers, mixed-use
buildings, and multi-tenanted light industrial properties that are located in New York City and on Long Island.
To a lesser extent, the Company also originates ADC loans for investment.
One-to-four
family loans held for investment were originated through the Company’s former mortgage banking operation and primarily consisted of jumbo adjustable rate mortgages made to borrowers with a solid credit history.
ADC loans are primarily originated for multi-family and residential tract projects in New York City and on Long Island. C&I loans consist of asset-based loans, equipment loans and leases, and dealer floor-plan loans (together, specialty finance loans and leases) that generally are made to large corporate obligors, many of which are publicly traded, carry investment grade or near-investment grade ratings, and participate in stable industries nationwide; and other C&I loans that primarily are made to small and mid-size
businesses in Metro New York. Other C&I loans are typically made for working capital, business expansion, and the purchase of machinery and equipment.
The repayment of multi-family and CRE loans generally depends on the income produced by the underlying properties which, in turn, depends on their successful operation and management. To mitigate the potential for credit losses, the Company underwrites its loans in accordance with credit standards it considers to be prudent, looking first at the consistency of the cash flows being produced by the underlying property. In addition, multi-family buildings, CRE properties, and ADC projects are inspected as a prerequisite to approval, and independent appraisers, whose appraisals are carefully reviewed by the Company’s in-house
appraisers, perform appraisals on the collateral properties. In many cases, a second independent appraisal review is performed.
To further manage its credit risk, the Company’s lending policies limit the amount of credit granted to any one borrower and typically require conservative debt service coverage ratios and loan-to-value
ratios. Nonetheless, the ability of the Company’s borrowers to repay these loans may be impacted by adverse conditions in the local real estate market and the local economy. Accordingly, there can be no assurance that its underwriting policies will protect the Company from credit-related losses or delinquencies.
ADC loans typically involve a higher degree of credit risk than loans secured by improved or owner-occupied real estate. Accordingly, borrowers are required to provide a guarantee of repayment and completion, and loan proceeds are disbursed as construction progresses, as certified by in-house
inspectors or third-party engineers. The Company seeks to minimize the credit risk on ADC loans by maintaining conservative lending policies and rigorous underwriting standards. However, if the estimate of value proves to be inaccurate, the cost of completion is greater than expected, or the length of time to complete and/or sell or lease the collateral property is greater than anticipated, the property could have a value upon completion that is insufficient to assure full repayment of the loan. This could have a material adverse effect on the quality of the ADC loan portfolio, and could result in losses or delinquencies. In addition, the Company utilizes the same stringent appraisal process for ADC loans as it does for its multi-family and CRE loans.
To minimize the risk involved in specialty finance lending and leasing, the Company participates in syndicated loans that are brought to it, and equipment loans and leases that are assigned to it, by a select group of nationally recognized sources who have long-term relationships with its experienced lending officers. Each of these credits is secured with a perfected first security interest in or outright ownership of the underlying collateral, and structured as senior debt or as a non-cancelable
lease. To further minimize the risk involved in specialty finance lending and leasing, each transaction is re-underwritten.
In addition, outside counsel is retained to conduct a further review of the underlying documentation.
To minimize the risks involved in other C&I lending, the Company underwrites such loans on the basis of the cash flows produced by the business; requires that such loans be collateralized by various business assets, including inventory, equipment, and accounts receivable, among others; and typically requires personal guarantees. However, the capacity of a borrower to repay such a C&I loan is substantially dependent on the degree to which the business is successful. In addition, the collateral underlying such loans may depreciate over time, may not be conducive to appraisal, or may fluctuate in value, based upon the results of operations of the business.
Included in loans held for investment at March 31, 2021 and December 31, 2020, were loans of $7.0 million and $37.5 million, respectively, to certain officers, directors, and their related interests and parties. There were no loans to principal shareholders at that date.
Asset Quality
A loan generally is classified as a
non-accrual
loan when it is 90 days or more past due or when it is deemed to be impaired because the Company no longer expects to collect all amounts due according to the contractual terms of the loan agreement. When a loan is placed on non-accrual
status, management ceases the accrual of interest owed, and previously accrued interest is charged against interest income. A loan is generally returned to accrual status when the loan is current and management has reasonable assurance that the loan will be fully collectible. Interest income on non-accrual
loans is recorded when received in cash. At March 31, 2021 and December 31, 2020, all of our non-performing
loans were
non-accrual
loans.
The following table presents information regarding the quality of the Company’s loans held for investment at March 31, 2021:

(in thousands)	Loans 30-89 Days Past Due	Non- Accrual Loans	Loans 90 Days or More Delinquent and Still Accruing Interest	Total Past Due Loans	Current Loans	Total Loans Receivable
Multi-family	$961	$9,888	$—	$10,849	$32,184,407	$32,195,256
Commercial real estate	19,371	11,573	—	30,944	6,996,292	7,027,236
One-to-four family	—	1,466	—	1,466	206,642	208,108
Acquisition, development, and construction	—	—	—	—	115,947	115,947
Commercial and industrial (1)(2)	—	10,247	—	10,247	3,499,283	3,509,530
Other	13	4	—	17	5,576	5,593

Total loans and leases held for investment	$20,345	$33,178	$—	$53,523	$43,008,147	$43,061,670

(1)	Includes $10.1 million of taxi medallion-related loans that were 90 days or more past due. There were no taxi medallion-related loans that were 30 to 89 days past due.
(2)	Includes lease financing receivables, all of which were current.
The following table presents information regarding the quality of the Company’s loans held for investment at December 31, 2020:

(in thousands)	Loans 30-89 Days Past Due	Non- Accrual Loans	Loans 90 Days or More Delinquent and Still Accruing Interest	Total Past Due Loans	Current Loans	Total Loans Receivable
Multi-family	$4,091	$4,068	$—	$8,159	$32,228,226	$32,236,385
Commercial real estate	9,989	12,142	—	22,131	6,813,632	6,835,763
One-to-four family	1,575	1,696	—	3,271	232,718	235,989
Acquisition, development, and construction	—	—	—	—	89,790	89,790
Commercial and industrial (1)(2)	—	19,866	—	19,866	3,397,477	3,417,343
Other	3	13	—	16	6,504	6,520

Total	$15,658	$37,785	$—	$53,443	$42,768,347	$42,821,790

(1)	Includes $18.6 million of taxi medallion-related loans that were 90 days or more past due. There were no taxi medallion-related loans that were 30 to 89 days past due.
(2)	Includes lease financing receivables, all of which were current.
The following table summarizes the Company’s portfolio of loans held for investment by credit quality indicator at March 31, 2021:

	Mortgage Loans					Other Loans
(in thousands)	Multi- Family	Commercial Real Estate	One-to- Four Family	Acquisition, Development, and Construction	Total Mortgage Loans	Commercial and Industrial (1)	Other	Total Other Loans
Credit Quality Indicator:
Pass	$30,647,027	$5,867,168	$194,220	$101,958	$36,810,373	$3,450,432	$5,589	$3,456,021
Special mention	875,091	785,007	5,354	13,989	1,679,441	2,071	—	2,071
Substandard	673,138	375,061	8,534	—	1,056,733	57,027	4	57,031
Doubtful	—	—	—	—	—	—	—	—

Total	$32,195,256	$7,027,236	$208,108	$115,947	$39,546,547	$3,509,530	$5,593	$3,515,123

(1)	Includes lease financing receivables, all of which were classified as Pass.
The following table summarizes the Company’s portfolio of loans held for investment by credit quality indicator at December 31, 2020:

	Mortgage Loans					Other Loans
(in thousands)	Multi- Family	Commercial Real Estate	One-to- Four Family	Acquisition, Development, and Construction	Total Mortgage Loans	Commercial and Industrial (1)	Other	Total Other Loans
Credit Quality Indicator:
Pass	$31,220,071	$5,884,244	$221,861	$68,233	$37,394,409	$3,388,293	$6,507	$3,394,800
Special mention	566,756	637,101	12,436	21,557	1,237,850	2,842	—	2,842
Substandard	449,558	314,418	1,692	—	765,668	26,208	13	26,221
Doubtful	—	—	—	—	—	—	—	—

Total	$32,236,385	$6,835,763	$235,989	$89,790	$39,397,927	$3,417,343	$6,520	$3,423,863

(1)	Includes lease financing receivables, all of which were classified as Pass.
The preceding classifications are the most current ones available and generally have been updated within the last twelve months. In addition, they follow regulatory guidelines and can generally be described as follows: pass loans are of satisfactory quality; special mention loans have potential weaknesses that deserve management’s close attention; substandard loans are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged (these loans have a well-defined weakness and there is a possibility that the Company will sustain some loss); and doubtful loans, based on existing circumstances, have weaknesses that make collection or liquidation in full highly questionable and improbable. In addition, one-to-four
family loans are classified based on the duration of the delinquency.
The following table presents, by credit quality indicator, loan class, and year of origination, the amortized cost basis of the Company’s loans and leases as of March 31, 2021.

(in thousands)	Vintage Year
Risk Rating Group	2021	2020	2019	2018	2017	Prior To 2017	Revolving Loans	Total
Pass	$2,092,263	$9,587,201	$6,432,567	$5,472,277	$3,995,854	$9,238,124	$20,182	$36,838,468
Special Mention	—	13,067	215,301	345,152	136,466	969,925	—	1,679,911
Substandard	—	—	193,116	249,729	109,848	503,900	—	1,056,593

Total mortgage loans	$2,092,263	$9,600,268	$6,840,984	$6,067,158	$4,242,168	$10,711,949	$20,182	$39,574,972
Pass	249,885	1,004,860	679,606	149,190	195,499	235,594	976,916	3,491,550
Special Mention	—	—	71	—	—	—	2,000	2,071
Substandard	—	2,132	3,723	1,840	8,688	13,844	26,319	56,546

Total other loans	249,885	1,006,992	683,400	151,030	204,187	249,438	1,005,235	3,550,167

Total	$2,342,148	$10,607,260	$7,524,384	$6,218,188	$4,446,355	$10,961,387	$1,025,417	$43,125,139

When management determines that foreclosure is probable, expected credit losses are based on the fair value of the collateral adjusted for selling costs. When the borrower is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of the collateral, the collateral-dependent practical expedient has been elected and expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate. For CRE loans, collateral properties include office buildings, warehouse/distribution buildings, shopping centers, apartment buildings, residential and commercial tract development. The primary source of repayment on these loans is expected to come from the sale, permanent financing or lease of the real property collateral. CRE loans are impacted by fluctuations in collateral values, as well as the ability of the borrower to obtain permanent financing.
The following table summarizes the extent to which collateral secures the Company’s collateral-dependent loans held for investment by collateral type as of March 31, 2021:

	Collateral Type
(in thousands)	Real Property	Other
Multi-family	$6,840	$—
Commercial real estate	25,386	—
One-to-four family	329	—
Acquisition, development, and construction	—	—
Commercial and industrial	—	16,769
Other	—	—

Total collateral-dependent loans held for investment	$32,555	$16,769

Other collateral primarily consists of taxi medallions, cash, accounts receivable and inventory.
There were no significant changes in the extent to which collateral secures the Company’s collateral-dependent financial assets during the three months ended March 31, 2021.
Troubled Debt Restructurings
The Company is required to account for certain loan modifications and restructurings as TDRs. In general, a modification or restructuring of a loan constitutes a TDR if the Company grants a concession to a borrower experiencing financial difficulty. A loan modified as a TDR generally is placed on non-accrual
status until the Company determines that future collection of principal and interest is reasonably assured, which requires, among other things, that the borrower demonstrate performance according to the restructured terms for a period of at least six consecutive months. In determining the Company’s allowance for loan and lease losses, reasonably expected TDRs are individually evaluated and consist of criticized, classified, or maturing loans that will have a modification processed within the next three months.
In an effort to proactively manage delinquent loans, the Company has selectively extended to certain borrowers concessions such as rate reductions, extension of maturity dates, and forbearance agreements. As of March 31, 2021, loans on which concessions were made with respect to rate reductions and/or extension of maturity dates amounted to $32.1 million; loans on which forbearance agreements were reached amounted to $146 thousand.
The CARES Act was enacted on March 27, 2020. Under the CARES Act, the Company made the election to deem that loan modifications do not result in TDRs if they are (1) related to the novel coronavirus disease
(“COVID-19”);
(2) executed on a loan that was not more than 30 days past due as of December 31, 2019; and (3) executed between March 1, 2020, and the earlier of (A) 60 days after the date of termination of the National Emergency or (B) December 31, 2020. This includes short-term (e.g., up to six months) modifications such as payment deferrals, fee waivers, extensions of repayment terms, or delays in payment that are insignificant. Borrowers considered current are those that are less than 30 days past due on their contractual payments at the time a modification program is implemented. In December 2020, Congress amended the CARES Act through the Consolidated Appropriation Act of 2021, which provided additional
COVID-19
relief to American families and businesses, including extending TDR relief under the CARES Act until the earlier of December 31, 2021 or 60 days following the termination of the national emergency.
The following table presents information regarding the Company’s TDRs as of March 31, 2021 and December 31, 2020:

	March 31, 2021			December 31, 2020
(in thousands)	Accruing	Non-Accrual	Total	Accruing	Non-Accrual	Total
Loan Category:
Multi-family	$—	$6,840	$6,840	$—	$—	$—
Commercial real estate	14,894	—	14,894	14,967	—	14,967
One-to-four family	—	330	330	—	557	557
Commercial and industrial (1)	—	10,134	10,134	—	18,761	18,761

Total	$14,894	$17,304	$32,198	$14,967	$19,318	$34,285

(1)	Includes $10.0 million and $17.5 million of taxi medallion-related loans at March 31, 2021 and December 31, 2020, respectively.
The eligibility of a borrower for
work-out
concessions of any nature depends upon the facts and circumstances of each loan, which may change from period to period, and involves judgment by Company personnel regarding the likelihood that the concession will result in the maximum recovery for the Company.
The financial effects of the Company’s TDRs for the three months ended March 31, 2021 and 2020 are summarized as follows:

	For the Three Months Ended March 31, 2021
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
Multi-family	1	$7,515	$7,515	3.13%	3.25%	$—	$—

	For the Three Months Ended March 31, 2020
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
Commercial and industrial	8	$1,920	$1,572	3.29%	3.24%	$348	$—
At March 31, 2021, 17 C&I loans in the aggregate amount of $2.1 million have been modified as TDRs during the twelve months ended at that date, and were in payment default. At March 31, 2020, five C&I and one
1-4
family residential loans totaling $600,000 and $140,000, respectively, that had been modified as TDRs during the twelve months ended at that date and were in payment default.
The Company does not consider a payment to be in default when the loan is in forbearance, or otherwise granted a delay of payment, when the agreement to forebear or allow a delay of payment is part of a modification.
Subsequent to the modification, the loan is not considered to be in default until payment is contractually past due in accordance with the modified terms. However, the Company may consider a loan with multiple modifications or forbearance periods to be in default, and would consider a loan to be in default if the borrower were in bankruptcy or if the loan were partially charged off subsequent to modification. Management takes into consideration all TDR modifications in determining the appropriate level of the allowance.

NOTE 5: LOANS AND LEASES
The following table sets forth the composition of the loan and lease portfolio at the dates indicated:

	December 31, 2020		December 31, 2019
(dollars in thousands)	Amount	Percent of Loans Held for Investment	Amount	Percent of Loans Held for Investment
Loans and Leases Held for Investment:
Mortgage Loans:
Multi-family	$32,236,385	75.28%	$31,158,672	74.46%
Commercial real estate	6,835,763	15.96	7,081,910	16.93
One-to-four family	235,989	0.55	380,361	0.91
Acquisition, development, and construction	89,790	0.21	200,596	0.48

Total mortgage loans held for investment (1)	39,397,927	92.00	38,821,539	92.78

Other Loans:
Commercial and industrial	1,682,519	3.93	1,742,380	4.16
Lease financing, net of unearned income of $116,366 and $104,826, respectively	1,734,824	4.05	1,271,998	3.04

Total commercial and industrial loans (2)	3,417,343	7.98	3,014,378	7.20
Other	6,520	0.02	8,102	0.02

Total other loans held for investment	3,423,863	8.00	3,022,480	7.22

Total loans and leases held for investment (1)	$42,821,790	100.00%	$41,844,019	100.00%

Net deferred loan origination costs	61,808		50,136
Allowance for loan and lease losses	(194,043)		(147,638)

Total loans and leases held for investment, net	$42,689,555		$41,746,517
Loans held for sale (3)	117,136		—

Total loans and leases, net	$42,806,691		$41,746,517

(1)
Excludes accrued interest receivable of $219.1 million and $116.9 million at December 31, 2020 and December 31, 2019, respectively, which is included in other assets in the Consolidated Statements of Condition.

(2)
Includes specialty finance loans and leases of $3.0 billion and $2.6 billion, respectively, at December 31, 2020 and December 31, 2019, and other C&I loans of $393.3 million and $420.1 million, respectively, at December 31, 2020 and December 31, 2019.

(3)	Includes deferred loan origination fees of $1.7 million.
Loans and Leases
Loans and Leases Held for Investment
The majority of the loans the Company originates for investment are multi-family loans, most of which are collateralized by non-luxury
apartment buildings in New York City with rent-regulated units and below-market rents. In addition, the Company originates CRE loans, most of which are collateralized by income-producing properties such as office buildings, retail centers, mixed-use
buildings, and multi-tenanted light industrial properties that are located in New York City and on Long Island.
To a lesser extent, the Company also originates ADC loans for investment.
One-to-four
family loans held for investment were originated through the Company’s former mortgage banking operation and primarily consisted of jumbo prime adjustable rate mortgages made to borrowers with a solid credit history.
ADC loans are primarily originated for multi-family and residential tract projects in New York City and on Long Island. C&I loans consist of asset-based loans, equipment loans and leases, and dealer floor-plan loans (together, specialty finance loans and leases) that generally are made to large corporate obligors, many of which are publicly traded, carry investment grade or near-investment grade ratings, and participate in stable industries nationwide; and other C&I loans that primarily are made to small and mid-size
businesses in Metro New York. Other C&I loans are typically made for working capital, business expansion, and the purchase of machinery and equipment.
The repayment of multi-family and CRE loans generally depends on the income produced by the underlying properties which, in turn, depends on their successful operation and management. To mitigate the potential for credit losses, the Company underwrites its loans in accordance with credit standards it considers to be prudent, looking first at the consistency of the cash flows being produced by the underlying property. In addition, multi-family buildings, CRE properties, and ADC projects are inspected as a prerequisite to approval, and independent appraisers, whose appraisals are carefully reviewed by the Company’s in-house
appraisers, perform appraisals on the collateral properties. In many cases, a second independent appraisal review is performed.
To further manage its credit risk, the Company’s lending policies limit the amount of credit granted to any one borrower and typically require conservative debt service coverage ratios and loan-to-value
ratios. Nonetheless, the ability of the Company’s borrowers to repay these loans may be impacted by adverse conditions in the local real estate market, the local economy and changes in applicable laws and regulations. Accordingly, there can be no assurance that its underwriting policies will protect the Company from credit-related losses or delinquencies.
ADC loans typically involve a higher degree of credit risk than loans secured by improved or owner-occupied real estate. Accordingly, borrowers are required to provide a guarantee of repayment and completion, and loan proceeds are disbursed as construction progresses, as certified by in-house
inspectors or third-party engineers. The Company seeks to minimize the credit risk on ADC loans by maintaining conservative lending policies and rigorous underwriting standards. However, if the estimate of value proves to be inaccurate, the cost of completion is greater than expected, or the length of time to complete and/or sell or lease the collateral property is greater than anticipated, the property could have a value upon completion that is insufficient to assure full repayment of the loan. This could have a material adverse effect on the quality of the ADC loan portfolio, and could result in losses or delinquencies. In addition, the Company utilizes the same stringent appraisal process for ADC loans as it does for its multi-family and CRE loans.
To minimize the risk involved in specialty finance lending and leasing, the Company participates in syndicated loans that are brought to it, and equipment loans and leases that are assigned to it, by a select group of nationally recognized sources who have had long-term relationships with its experienced lending officers. Each of these credits is secured with a perfected first security interest or outright ownership in the underlying collateral, and structured as senior debt or as a non-cancelable
lease. To further minimize the risk involved in specialty finance lending and leasing, each transaction is re-underwritten.
In addition, outside counsel is retained to conduct a further review of the underlying documentation.
To minimize the risks involved in other C&I lending, the Company underwrites such loans on the basis of the cash flows produced by the business; requires that such loans be collateralized by various business assets, including inventory, equipment, and accounts receivable, among others; and typically requires personal guarantees. However, the capacity of a borrower to repay such a C&I loan is substantially dependent on the degree to which the business is successful. In addition, the collateral underlying such loans may depreciate over time, may not be conducive to appraisal, or may fluctuate in value, based upon the results of operations of the business.
Included in loans held for investment at December 31, 2020 and December 31, 2019, were loans of $37.5 million and $38.2 million, respectively, to officers, directors, and their related interests and parties. There were no loans to principal shareholders at that date.
Asset Quality
A loan generally is classified as a
non-accrual
loan when it is 90 days or more past due or when it is deemed to be impaired because the Company no longer expects to collect all amounts due according to the contractual terms of the loan agreement. When a loan is placed on non-accrual
status, management ceases the accrual of interest owed, and previously accrued interest is charged against interest income. A loan is generally returned to accrual status when the loan is current and management has reasonable assurance that the loan will be fully collectible. Interest income on non-accrual
loans is recorded when received in cash. At December 31, 2020 and December 31, 2019, all of our non-performing
loans were
non-accrual
loans.
The following table presents information regarding the quality of the Company’s loans held for investment at December 31, 2020:

(in thousands)	Loans 30-89 Days Past Due	Non- Accrual Loans	Loans 90 Days or More Delinquent and Still Accruing Interest	Total Past Due Loans	Current Loans	Total Loans Receivable
Multi-family	$4,091	$4,068	$—	$8,159	$32,228,226	$32,236,385
Commercial real estate	9,989	12,142	—	22,131	6,813,632	6,835,763
One-to-four family	1,575	1,696	—	3,271	232,718	235,989
Acquisition, development, and construction	—	—	—	—	89,790	89,790
Commercial and industrial (1) (2)	—	19,866	—	19,866	3,397,477	3,417,343
Other	3	13	—	16	6,504	6,520

Total	$15,658	$37,785	$—	$53,443	$42,768,347	$42,821,790

(1)	Includes $18.6 million of taxi medallion-related loans that were 90 days or more past due. There were no taxi medallion-related loans that were 30 to 89 days past due.
(2)	Includes lease financing receivables, all of which were current.
The following table presents information regarding the quality of the Company’s loans held for investment at December 31, 2019:

(in thousands)	Loans 30-89 Days Past Due	Non- Accrual Loans	Loans 90 Days or More Delinquent and Still Accruing Interest	Total Past Due Loans	Current Loans	Total Loans Receivable
Multi-family	$1,131	$5,407	$—	$6,538	$31,152,134	$31,158,672
Commercial real estate	2,545	14,830	—	17,375	7,064,535	7,081,910
One-to-four family	—	1,730	—	1,730	378,631	380,361
Acquisition, development, and construction	—	—	—	—	200,596	200,596
Commercial and industrial (1) (2)	—	39,024	—	39,024	2,975,354	3,014,378
Other	44	252	—	296	7,806	8,102

Total	$3,720	$61,243	$—	$64,963	$41,779,056	$41,844,019

(1)	Includes $30.4 million of taxi medallion-related loans that were 90 days or more past due. There were no taxi medallion-related loans that were 30 to 89 days past due.
(2)	Includes lease financing receivables, all of which were current.
The following table summarizes the Company’s portfolio of loans held for investment by credit quality indicator at December 31, 2020:

	Mortgage Loans					Other Loans
(in thousands)	Multi- Family	Commercial Real Estate	One-to- Four Family	Acquisition, Development, and Construction	Total Mortgage Loans	Commercial and Industrial (1)	Other	Total Other Loans
Credit Quality Indicator:
Pass	$31,220,071	$5,884,244	$221,861	$68,233	$37,394,409	$3,388,293	$6,507	$3,394,800
Special mention	566,756	637,101	12,436	21,557	1,237,850	2,842	—	2,842
Substandard	449,558	314,418	1,692	—	765,668	26,208	13	26,221
Doubtful	—	—	—	—	—	—	—	—

Total	$32,236,385	$6,835,763	$235,989	$89,790	$39,397,927	$3,417,343	$6,520	$3,423,863

(1)	Includes lease financing receivables, all of which were classified as Pass.
The following table summarizes the Company’s portfolio of loans held for investment by credit quality indicator at December 31, 2019:

	Mortgage Loans					Other Loans
(in thousands)	Multi- Family	Commercial Real Estate	One-to- Four Family	Acquisition, Development, and Construction	Total Mortgage Loans	Commercial and Industrial (1)	Other	Total Other Loans
Credit Quality Indicator:
Pass	$30,903,657	$6,902,218	$377,883	$158,751	$38,342,509	$2,960,557	$7,850	$2,968,407
Special mention	239,664	104,648	748	41,456	386,516	1,588	—	1,588
Substandard	15,351	75,044	1,730	389	92,514	52,233	252	52,485
Doubtful	—	—	—	—	—	—	—

Total	$31,158,672	$7,081,910	$380,361	$200,596	$38,821,539	$3,014,378	$8,102	$3,022,480

(1)	Includes lease financing receivables, all of which were classified as Pass.
The preceding classifications are the most current ones available and generally have been updated within the last twelve months. In addition, they follow regulatory guidelines and can generally be described as follows: pass loans are of satisfactory quality; special mention loans have potential weaknesses that deserve management’s close attention; substandard loans are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged (these loans have a well-defined weakness and there is a possibility that the Company will sustain some loss); and doubtful loans, based on existing circumstances, have weaknesses that make collection or liquidation in full highly questionable and improbable. In addition, one-to-four
family loans are classified based on the duration of the delinquency.
The following table presents, by credit quality indicator, loan class, and year of origination, the amortized cost basis of the Company’s loans and leases as of December 31, 2020.

(in thousands)	Vintage Year
Risk Rating Group	2020	2019	2018	2017	2016	Prior To 2016	Revolving Loans	Total
Pass	$9,819,431	$6,719,587	$5,986,476	$4,260,433	$3,062,012	$7,571,266	$24,608	$37,443,813
Special Mention	13,067	116,400	176,428	164,635	332,176	425,632	—	1,228,338
Substandard	—	121,861	177,123	60,924	221,835	172,293	—	754,036

Total mortgage loans	$9,832,498	$6,957,848	$6,340,027	$4,485,992	$3,616,023	$8,169,191	$24,608	$39,426,187
Pass	962,956	757,220	180,133	209,963	126,680	144,999	1,046,400	3,428,351
Special Mention	—	42	—	—	—	—	2,800	2,842
Substandard	2,987	5,284	3,103	12,558	1,252	1,034	—	26,218

Total other loans	965,943	762,546	183,236	222,521	127,932	146,033	1,049,200	3,457,411

Total	$10,798,441	$7,720,394	$6,523,263	$4,708,513	$3,743,955	$8,315,224	$1,073,808	$42,883,598

When management determines that foreclosure is probable, expected credit losses are based on the fair value of the collateral adjusted for selling costs. When the borrower is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of the collateral, the collateral-dependent practical expedient has been elected and expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate. For CRE loans, collateral properties include office buildings, warehouse/distribution buildings, shopping centers, apartment buildings, residential and commercial tract development. The primary source of repayment on these loans is expected to come from the sale, permanent financing or lease of the real property collateral. CRE loans are impacted by fluctuations in collateral values, as well as the ability of the borrower to obtain permanent financing.
The following table summarizes the extent to which collateral secures the Company’s collateral-dependent loans held for investment by collateral type as of December 31, 2020:

	Collateral Type
(in thousands)	Real Property	Other
Multi-family	$7,525	$—
Commercial real estate	25,462	—
One-to-four family	557	—
Acquisition, development, and construction	—	—
Commercial and industrial	—	26,487
Other	—	—

Total collateral-dependent loans held for investment	$33,544	26,487

Other collateral primarily consists of taxi medallions, cash, accounts receivable and inventory.
There were
no
significant changes in the extent to which collateral secures the Company’s collateral-dependent financial assets during the twelve months ended December 31, 2020.
At December 31, 2020 and December 31, 2019, the Company had no residential mortgage loans in the process of foreclosure.
The interest income that would have been recorded under the original terms of non-accrual
loans at the respective year-ends, and the interest income actually recorded on these loans in the respective years, is summarized below:

	December 31,
(in thousands)	2020	2019	2018
Interest income that would have been recorded	$4,491	$5,599	$4,145
Interest income actually recorded	(939)	(3,409)	(3,480)

Interest income foregone	$3,552	$2,190	$665

Troubled Debt Restructurings
The Company is required to account for certain loan modifications and restructurings as TDRs. In general, a modification or restructuring of a loan constitutes a TDR if the Company grants a concession to a borrower experiencing financial difficulty. A loan modified as a TDR generally is placed on non-accrual
status until the Company determines that future collection of principal and interest is reasonably assured, which requires, among other things, that the borrower demonstrate performance according to the restructured terms for a period of at least six consecutive months.
In an effort to proactively manage delinquent loans, the Company has selectively extended to certain borrowers concessions such as rate reductions, extension of maturity dates, and forbearance agreements. As of December 31, 2020, loans on which concessions were made with respect to rate reductions and/or extension of maturity dates amounted to $18.1million; loans on which forbearance agreements were reached amounted to $16.2 million.
The CARES Act was enacted on March 27, 2020. Under the CARES Act, the Company made the election to deem that loan modifications do not result in TDRs if they are (1) related to the novel coronavirus disease
(“COVID-19”);
(2) executed on a loan that was not more than 30 days past due as of December 31, 2019; and (3) executed between March 1, 2020, and the earlier of (A) 60 days after the date of termination of the National Emergency or (B) December 31, 2020. This includes short-term (e.g., up to six months) modifications such as payment deferrals, fee waivers, extensions of repayment terms, or delays in payment that are insignificant. Borrowers considered current are those that are less than 30 days past due on their contractual payments at the time a modification program is implemented.
The following table presents information regarding the Company’s TDRs as of December 31, 2020 and 2019:

	December 31, 2020			December 31, 2019
(in thousands)	Accruing	Non- Accrual	Total	Accruing	Non- Accrual	Total
Loan Category:
Multi-family	$—	$—	$—	—	3,577	3,577
Commercial real estate	14,967	—	14,967	—	—	—
One-to-four family	—	557	557	—	584	584
Acquisition, development, and construction	—	—	—	389	—	389
Commercial and industrial (1)	—	18,761	18,761	865	35,084	35,949

Total	$14,967	$19,318	$34,285	1,254	39,245	40,499

(1)	Includes $ 17.5 million and $ 27.3 million of taxi medallion-related loans at December 31, 2020 and 2019, respectively.
The eligibility of a borrower for
work-out
concessions of any nature depends upon the facts and circumstances of each loan, which may change from period to period, and involves judgment by Company personnel regarding the likelihood that the concession will result in the maximum recovery for the Company.
The financial effects of the Company’s TDRs for the twelve months ended December 31, 2020, 2019 and 2018 are summarized as follows:

	For the Twelve Months Ended December 31, 2020
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
Commercial real estate	1	$15,119	$15,119	8.00%	3.50%	$—	$—
Commercial and industrial	42	8,912	7,471	2.36	2.23	1,441	—

Total	43	$24,031	$22,590			$1,441	$—

	For the Twelve Months Ended December 31, 2019
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
One-to-four family	1	131	131	5.50	5.50	—	3
Commercial and industrial	72	35,156	30,685	4.31	4.37	4,471	—

Total	73	$35,287	$30,816			$4,471	$3

	For the Twelve Months Ended December 31, 2018
				Weighted Average Interest Rate
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification	Post- Modification	Charge- off Amount	Capitalized Interest
Loan Category:
Acquisition, development, and construction	1	$900	$900	4.50%	4.50%	$—	$—
Commercial and industrial	21	7,763	5,455	3.25	3.13	2,308	—

Total	22	$8,663	$6,355			$2,308	$—

At December 31, 2020, C&I loans totaling $
3.2
million that had been modified as a TDR during the twelve months ended at that date were in payment default. At December 31, 2019, C&I and one-to-four
family loans totaling $
1.1
million that had been modified as a TDR during the twelve months ended at that date were in payment default. At December 31, 2018, one C&I loan in the amount of $
194,000
that had been modified as a TDR during the twelve months ended at that date was in prepayment default.
The Company does not consider a payment to be in default when the loan is in forbearance, or otherwise granted a delay of payment, when the agreement to forebear or allow a delay of payment is part of a modification.
Subsequent to the modification, the loan is not considered to be in default until payment is contractually past due in accordance with the modified terms. However, the Company does consider a loan with multiple modifications or forbearance periods to be in default, and would also consider a loan to be in default if the borrower were in bankruptcy or if the loan were partially charged off subsequent to modification.